CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (2,466,114)		$ (2,057,625)		$ (3,178,093)		$ (4,841,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,801		11,505		14,916		9,953
Loss on disposal of fixed assets	138
Stock-based compensation expense	456,507		544,823		706,368		414,343
Amortization of warrants and stock issued for services	20,000	[1]	51,539	[1]	51,538	[2],[3]	585,111	[2],[3]
Change in fair value of conversion rights of preferred stock	(88,532)		82,872
Change in fair value of warrant liability	(320,495)		(1,584,969)		(1,342,651)		(481,610)
Warrant issued for services					55,900
Common stock issued for services	187,550				50,000
Changes in assets and liabilities:
Restricted cash	33,072						(37,500)
Prepaid expenses	(73,326)	[1]	(119,361)	[1]	(40,323)	[2]	(65,341)	[2]
Deposits and other assets					9,594		(25,290)
Other current assets	831		7,500		29,112		454
Accounts payable	715,473		262,016		149,293	[3]	(274,142)	[3]
Accrued payroll and related expenses	278,161		25,534		121,069		702
Accrued license and patent reimbursement fees	80,893		(17,500)		(97,500)		(21,928)
Stock subscription liability							(100,000)
Accrued expenses and other liabilities	14,342		(96,497)		(130,728)		104,475
Net cash used in operating activities	(1,154,699)		(2,890,163)		(3,552,941)		(3,727,989)
Cash flows from investing activities:
Purchases of property and equipment			(11,116)		(11,117)		(1,982)
Net cash used in investing activities			(11,116)		(11,117)		(1,982)
Cash flows from financing activities:
Proceeds from common stock issuance, net of $3,920 issuance costs							721,021
Proceeds from preferred stock issuance	1,131,857
Net cash provided by financing activities	1,131,857				407,669		6,743,850
Net increase (decrease) in cash and cash equivalents	(22,842)		(2,901,279)		(3,156,389)		3,013,879
Cash and cash equivalents, beginning of period	64,820		3,221,209		3,221,209		207,330
Cash and cash equivalents, end of period	41,978		319,930		64,820		3,221,209
Cash paid during the period for:
Interest	0		$ 0		0		0
Income taxes	$ 1,631						1,716
Supplemental disclosures of non-cash financing activities:
Conversion of outstanding preferred stock into common stock					114,000		1,450,000
Conversion of outstanding preferred stock subject to redemption into common stock					469,000		580,000
Series A Preferred stock
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion rights of preferred stock					0		986,000
Cash flows from financing activities:
Proceeds from preferred stock issuance					0		1,430,300
Series B Preferred Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion rights of preferred stock					48,564		17,945
Cash flows from financing activities:
Proceeds from preferred stock issuance					0		4,592,529
Series C Preferred Stock
Cash flows from financing activities:
Proceeds from preferred stock issuance					$ 407,669	[4]	$ 0

[1]	During the nine months ended September 30, 2016, warrants issued to service providers for consulting services were valued at $22,245 and were recorded as Prepaid expenses and are being amortized over the service period. During the nine months ended September 30, 2017, warrants issued to service providers for consulting services were valued at $30,000 and were recorded as Prepaid expenses and are being amortized over the service period.
[2]	During the year ended December 31, 2015, the Company issued warrants of our common stock for consulting services. The warrants were valued at $446,225 and were recorded as a Prepaid expense and was amortized over the service period. During the year ended December 31, 2015, the Company issued shares of common stock for consulting services valued at $168,000. Such amounts were recorded as a Prepaid expense and was amortized over the service period. During the year ended December 31, 2016, warrants issued to service providers for consulting services were valued at $22,425 and recorded as a Prepaid expense and was amortized over the service period.
[3]	During the year ended December 31, 2015, the Company issued warrants of our common stock to a service provider in exchange for extinguishment of $10,000 of trade accounts payable owed to this vendor.
[4]	During the year ended December 31, 2016 a preferred deemed dividend of $325,000 was recognized.